Note 11 - Interest Expense and Other - Schedule of Interest Expense and Other Nonoperating Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of premiums (accretion of discounts) on marketable securities, net	$ (271)	$ (188)	$ (474)	$ 778
Convertible note issuance costs			0	474
Loss on disposal of assets			111	0
Realized loss on instrument-specific credit risk			46	0
Expected credit losses	14	0	35	0
Realized loss on redemption of marketable securities			0	77
Common Stock Purchase Agreement costs			0	29
Other	(60)	12	34	21
Interest expense and other	$ (317)	$ (176)	$ (248)	$ 1,379